Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 1,407,282	$ 950,592	$ 2,765,101	$ 1,958,464	$ 4,477,931	$ 3,028,699
Revenues - related party	0	0	0	0	0	125,000
Total Revenues	1,407,282	950,592	2,765,101	1,958,464	4,477,931	3,153,699
Costs and expenses:
Instructional costs and services	924,189	465,415	1,828,886	996,674	2,493,341	1,759,140
Marketing and promotional	446,652	60,796	883,957	140,390	1,181,558	242,134
General and administrative	1,168,168	675,626	2,887,494	1,044,123	2,634,453	998,777
Receivable collateral valuation service	309,117	0	309,117	0	0	0
Depreciation and amortization	96,188	53,959	185,937	106,404	264,082	338,803
Total costs and expenses	2,944,314	1,255,796	6,095,391	2,287,591	6,573,434	3,338,854
Operating loss	(1,537,032)	(305,204)	(3,330,290)	(329,127)	(2,095,503)	(185,155)
Other income (expense):
Interest income	85	4	729	8	2,656	8
Interest expense	(127,687)	(3,479)	(130,718)	(6,826)	(27,850)	(18,399)
Gain on disposal of property and equipment	0	0	5,879	0	0	0
Loss due to unauthorized borrowing	0	0	0	(14,876)	(14,876)	(261,468)
Total other income (expense)	(127,602)	(3,475)	(124,110)	(21,694)	(40,070)	(279,859)
Loss before income taxes	(1,664,634)	(308,679)	(3,454,400)	(350,821)	(2,135,573)	(465,014)
Income tax expense (benefit)	0	0	0	0	0	0
Net loss	(1,664,634)	(308,679)	(3,454,400)	(350,821)	(2,135,573)	(465,014)
Cumulative preferred stock dividends	0	(11,969)	(37,379)	(15,534)	(87,326)	0
Net loss allocable to common stockholders	$ (1,664,634)	$ (320,648)	$ (3,491,779)	$ (366,355)	$ (2,222,899)	$ (465,014)
Loss per share:
Basic and diluted	$ (0.05)	$ (0.02)	$ (0.14)	$ (0.02)	$ (0.14)	$ (0.02)
Weighted average number of common shares outstanding:
Basic and diluted	35,289,204	16,860,212	25,881,462	18,941,542	15,377,413	21,000,000